DISCONTINUED OPERATIONS - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds received	$ 7,200
Carrying amount of equity method investment		$ 161,702	$ 177,663	$ 431,984
Equity method investment other than temporary impairment		$ 5,900	$ 15,300	$ 142,200
General and administrative expense					$ 136,808
Leafield IMG College [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds received					$ 149,200
Equity percentage retained after merger			36.00%	36.00%	49.00%
Equity percentage sold					13.00%
Consideration received					$ 250,000
Carrying amount of equity method investment			$ 107,600	$ 358,300
Income before tax in Equity method investment			991,600	704,600
Net loss in Equity method investment			$ 250,700	249,800
Equity method investment other than temporary impairment				117,000
General and administrative expense				$ 5,000